Income Taxes (Net Current and Non-current Deferred Tax Assets and Liabilites By Segment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Current deferred tax asset	$ 24,447	$ 21,399
Valuation allowance	(144)	(158)
Current deferred tax liability		(1,190)
Non-current deferred tax asset	67,358	59,846
Valuation allowance	(13,580)	(11,908)
Non-current deferred tax liability	(59,208)	(43,928)
Net deferred tax asset	18,873	24,061
North America [Member]
Income Taxes [Line Items]
Current deferred tax asset	19,720	17,891
Valuation allowance	(144)	(88)
Current deferred tax liability		(2)
Net current deferred tax asset (liability)	19,576	17,801
Non-current deferred tax asset	30,709	35,621
Valuation allowance	(2,591)	(2,008)
Non-current deferred tax liability	(42,002)	(38,444)
Net non-current deferred tax asset (liability)	(13,884)	(4,831)
Net deferred tax asset	5,692	12,970
Europe [Member]
Income Taxes [Line Items]
Current deferred tax asset	4,727	3,508
Valuation allowance		(70)
Current deferred tax liability		(1,188)
Net current deferred tax asset (liability)	4,727	2,250
Non-current deferred tax asset	36,649	24,225
Valuation allowance	(10,989)	(9,900)
Non-current deferred tax liability	(17,206)	(5,484)
Net non-current deferred tax asset (liability)	8,454	8,841
Net deferred tax asset	$ 13,181	$ 11,091